Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 13, 2021
Accounting Policies [Line Items]
Deferred revenue	$ 35	$ 265
Aggregate amount of remaining performance obligations	$ 540
Percentage of revenue recognized	100.00%
Expects revenue from billed considerations	$ 35
Expects revenue from unbilled considerations	$ 505
Percentage of remaining performance obligations	69.00%
Revenue Benchmark [Member] | Customer One [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	13.00%	12.00%	12.00%
Revenue Benchmark [Member] | Customer Two [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	14.00%	30.00%	20.00%
Revenue Benchmark [Member] | Customer Three [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage	28.00%		63.00%
Redeemable Convertible Preferred Stock [Member]
Accounting Policies [Line Items]
Temporary Equity, Shares Outstanding				64,105,866